UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07185

Morgan Stanley Select Dimensions Investment Series
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2015

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Select Dimensions - Money Market Portfolio

Portfolio of Investments • March 31, 2015 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (46.8%)
$8,000	ABN Amro Securities LLC, (dated 03/31/15; proceeds $8,000,044; fully collateralized by various U.S. Government agency securities, 2.50% - 4.00% due 06/15/27 - 11/01/44 and a U.S. Government obligation, 2.50% due 05/15/24; valued at $8,235,715)	0.20%		04/01/15	$8,000,000
1,000	ABN Amro Securities LLC, (dated 01/23/15; proceeds $1,000,700; fully collateralized by various Common Stocks; valued at $1,050,013) (Demand 04/07/15)	0.28	(a)	04/23/15	1,000,000
250	Barclays Capital, Inc., (dated 02/02/15; proceeds $250,515; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 3.88% due 09/15/18 - 03/30/43 and a Preferred Stock; valued at $267,644) (Demand 04/01/15) (b)	0.70	(a)	05/19/15	250,000
7,950	BNP Paribas Securities Corp., (dated 03/31/15; proceeds $7,950,027; fully collateralized by various U.S. Government agency securities, 1.52% - 5.53% due 06/01/15 - 06/01/42; valued at $8,188,500)	0.12		04/01/15	7,950,000
250	BNP Paribas Securities Corp., (dated 03/31/15; proceeds $250,001; fully collateralized by various Common Stocks and Preferred Stocks; valued at $262,505)	0.18		04/01/15	250,000
1,000	Credit Suisse Securities USA, (dated 02/02/15; proceeds $1,001,648; fully collateralized by a Corporate Bond, 6.50% due 10/01/17; valued at $1,063,735) (b)	0.65		05/04/15	1,000,000
250	ING Financial Markets LLC, (dated 03/31/15; proceeds $250,002; fully collateralized by a Corporate Bond, 6.63% due 02/15/23; valued at $269,829)	0.26		04/01/15	250,000
500	Merrill Lynch Pierce Fenner & Smith, (dated 01/29/15; proceeds $500,733; fully collateralized by various Common Stocks and Preferred Stocks; valued at $525,022) (Demand 04/01/15) (b)	0.55	(a)	05/19/15	500,000
250	RBC Capital Markets LLC, (dated 02/05/15; proceeds $250,219; fully collateralized by various Corporate Bonds, 6.00% - 10.75% due 11/15/18 - 02/01/25; valued at $265,000) (Demand 04/07/15)	0.35	(a)	05/06/15	250,000
250	RBC Capital Markets LLC, (dated 03/16/15; proceeds $250,221; fully collateralized by various Corporate Bonds, 6.88% - 9.00% due 06/15/21 - 07/15/37; valued at $265,001) (Demand 04/07/15)	0.35	(a)	06/15/15	250,000
250	Wells Fargo Securities LLC, (dated 01/26/15; proceeds $250,415; fully collateralized by various Common Stocks, Convertible Bonds, 0.75% - 4.25% due 04/15/15 - 03/30/43, Convertible Preferred Stocks and a Preferred Stock; valued at $279,519) (b)	0.66		04/27/15	250,000
	Total Repurchase Agreements (Cost $19,950,000)				19,950,000

	Certificates of Deposit (17.6%)
	International Banks
500	Bank of Montreal	0.23	05/13/15	500,000
2,000	Canadian Imperial Bank of Commerce	0.22	04/02/15	2,000,000
750	Credit Industriel et Commercial	0.30	05/04/15	750,000
500	Mizuho Bank Ltd.	0.27	06/15/15	500,000
500	Natixis	0.30	05/01/15	500,000
1,000	Oversea Chinese Banking Corp.	0.21	04/02/15 - 05/20/15	999,993
1,000	Sumitomo Mitsui Banking Corp.	0.26 - 0.28	06/04/15 - 06/17/15	1,000,000
500	Sumitomo Mitsui Trust Bank Ltd.	0.26	04/01/15	500,000
750	Svenska Handelsbanken AB	0.22	04/15/15	750,001
	Total Certificates of Deposit (Cost $7,499,994)			7,499,994

		COUPON RATE (a)	DEMAND DATE (c)
	Floating Rate Notes (15.8%)
	Domestic Banks (5.8%)
1,500	HSBC Bank USA NA	0.26 - 0.27%	04/21/15 - 05/04/15	07/21/15 - 08/04/15	1,500,000
1,000	U.S. Bank NA	0.19 - 0.24	04/23/15 - 04/27/15	04/23/15 - 07/27/15	1,000,000
					2,500,000
	International Banks (10.0%)
1,750	Bank of Nova Scotia	0.26 - 0.38	04/30/15 - 06/03/15	08/04/15 - 01/29/16	1,750,000
500	BNP Paribas SA	0.42	04/23/15	12/23/15	500,000
250	Rabobank Nederland NY	0.31	04/07/15	07/06/15	250,000
500	Sumitomo Mitsui Banking Corp.	0.32	04/27/15	08/27/15	500,000
750	Toronto Dominion Bank	0.25 - 0.26	04/07/15 - 04/22/15	06/08/15 - 07/22/15	750,000
500	Westpac Banking Corp.	0.27	05/06/15	05/06/15	499,997
					4,249,997
	Total Floating Rate Notes (Cost $6,749,997)				6,749,997
	Extendible Floating Rate Notes (12.3%)
	Domestic Banks (7.6%)
1,500	JP Morgan Chase Bank NA (Extendible Maturity Date 04/06/16)	0.42	06/08/15	03/07/19	1,500,000
1,750	Wells Fargo Bank NA (Extendible Maturity Date 04/14/16 - 04/19/16)	0.36 - 0.38	04/20/15 - 06/15/15	03/20/19 - 07/15/19	1,750,000
					3,250,000
	International Banks (4.7%)
1,000	Royal Bank of Canada (Extendible Maturity Date 03/31/16)	0.35	04/01/15	04/01/19	999,967
1,000	Svenska Handelsbanken AB (d) (Extendible Maturity Date 09/15/15)	0.32	04/15/15	05/13/16	1,000,000
					1,999,967
	Total Extendible Floating Rate Notes (Cost $5,249,967)				5,249,967

ANNUALIZED YIELD ON DATE OF PURCHASE
Commercial Paper (6.9%)
Automobiles (1.6%)
700	Toyota Motor Credit Corp.	0.25%	06/04/15 - 06/19/15	699,646

	International Banks (5.3%)
250	Caisse des Depots et Consignations	0.25	05/11/15	249,932
2,000	NRW Bank (d)	0.15	04/07/15	1,999,950
				2,249,882
	Total Commercial Paper (Cost $2,949,528)			2,949,528

	Corporate Bond (0.6%)
	International Bank
250	HSBC Bank PLC (d) (Cost $251,891)	3.50	06/28/15	251,891
	Total Investments (Cost $42,651,377) (e)		100.0%	42,651,377
	Liabilities in Excess of Other Assets		0.0 (f)	(7,147)
	Net Assets		100.0%	$42,644,230

(a)	Rate shown is the rate in effect at March 31, 2015.
(b)	Illiquid security.
(c)	Date of next interest rate reset.
(d)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(e)	Cost is the same for federal income tax purposes.
(f)	Amount is less than 0.05%.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Portfolio of Investments • March 31, 2015 (unaudited)

NUMBER OF SHARES		VALUE
	Common Stocks (94.5%)
	Aerospace & Defense (1.0%)
949	TransDigm Group, Inc.	$207,565

	Automobiles (3.0%)
3,270	Tesla Motors, Inc. (a)	617,278

	Beverages (1.2%)
1,748	Monster Beverage Corp. (a)	241,914

	Biotechnology (2.3%)
1,090	Alnylam Pharmaceuticals, Inc. (a)	113,818
136	Intercept Pharmaceuticals, Inc. (a)	38,355
9,363	Ironwood Pharmaceuticals, Inc. (a)	149,808
492	Pharmacyclics, Inc. (a)	125,927
1,374	Seattle Genetics, Inc. (a)	48,571
		476,479
	Commercial Services & Supplies (1.1%)
1,547	Stericycle, Inc. (a)	217,245

	Communications Equipment (1.2%)
1,643	Palo Alto Networks, Inc. (a)	240,009

	Diversified Financial Services (5.9%)
5,893	McGraw Hill Financial, Inc.	609,336
9,951	MSCI, Inc.	610,096
		1,219,432
	Electrical Equipment (0.5%)
1,857	SolarCity Corp. (a)(b)	95,227

	Food Products (5.7%)
4,095	Keurig Green Mountain, Inc.	457,534
7,107	Mead Johnson Nutrition Co.	714,467
		1,172,001
	Health Care Equipment & Supplies (4.4%)
1,801	Intuitive Surgical, Inc. (a)	909,559

	Health Care Technology (2.7%)
4,694	athenahealth, Inc. (a)	560,417

	Hotels, Restaurants & Leisure (4.8%)
141	Chipotle Mexican Grill, Inc. (a)	91,726
9,964	Dunkin’ Brands Group, Inc.	473,888
2,581	Panera Bread Co., Class A (a)	412,947
		978,561
	Information Technology Services (4.6%)
3,150	FleetCor Technologies, Inc. (a)	475,398
5,559	Gartner, Inc. (a)	466,122
		941,520
	Internet & Catalog Retail (3.8%)
15,993	Groupon, Inc. (a)	115,310
2,643	TripAdvisor, Inc. (a)	219,818
8,166	Vipshop Holdings Ltd. ADR (China) (a)	240,407
4,225	Zalando SE (Germany) (a)(c)	105,672
7,161	zulily, Inc., Class A (a)(b)	93,021
		774,228
	Internet Software & Services (17.1%)
4,518	Autohome, Inc. ADR (China) (a)	198,656
15,229	Dropbox, Inc. (a)(d)(e)(f) (acquisition cost - $137,809; acquired 05/01/12)	289,656
3,203	LendingClub Corp. (a)	62,939
3,823	LinkedIn Corp., Class A (a)	955,215
1,110	MercadoLibre, Inc. (Brazil)	135,997

9,581	Pandora Media, Inc. (a)	155,308
19,577	Twitter, Inc. (a)	980,416
2,365	Yelp, Inc. (a)	111,983
9,340	Youku Tudou, Inc. ADR (China) (a)	116,750
4,896	Zillow Group, Inc., Class A (a)	491,069
		3,497,989
	Life Sciences Tools & Services (5.2%)
5,762	Illumina, Inc. (a)	1,069,658

	Machinery (1.0%)
4,172	Colfax Corp. (a)	199,130

	Media (1.6%)
153	Legend Pictures LLC Ltd. (a)(d)(e)(f) (acquisition cost - $163,577; acquired 03/08/12)	320,065

	Pharmaceuticals (5.8%)
7,389	Endo International PLC (a)	662,793
11,246	Zoetis, Inc.	520,578
		1,183,371
	Professional Services (4.5%)
3,601	IHS, Inc., Class A (a)	409,650
7,124	Verisk Analytics, Inc., Class A (a)	508,653
		918,303
	Software (12.5%)
10,541	FireEye, Inc. (a)	413,734
1,798	NetSuite, Inc. (a)	166,783
6,824	ServiceNow, Inc. (a)	537,595
9,937	Splunk, Inc. (a)	588,270
2,096	Tableau Software, Inc., Class A (a)	193,922
7,023	Workday, Inc., Class A (a)	592,811
24,897	Zynga, Inc., Class A (a)	70,957
		2,564,072
	Tech Hardware, Storage & Peripherals (0.6%)
2,751	3D Systems Corp. (a)(b)	75,432
956	Stratasys Ltd. (a)(b)	50,458
		125,890
	Textiles, Apparel & Luxury Goods (4.0%)
4,216	Lululemon Athletica, Inc. (Canada) (a)	269,908
6,524	Michael Kors Holdings Ltd. (a)	428,953
1,468	Under Armour, Inc., Class A (a)	118,541
		817,402
	Total Common Stocks (Cost $15,174,580)	19,347,315

	Convertible Preferred Stocks (0.2%)
	Internet & Catalog Retail (0.0%)
2,438	Peixe Urbano, Inc. (Brazil) (a)(d)(e)(f) (acquisition cost - $80,261; acquired 12/02/11)	1,048

	Internet Software & Services (0.2%)
1,479	Dropbox, Inc., Series A (a)(d)(e)(f) (acquisition cost - $13,384; acquired 05/25/12)	28,131
	Total Convertible Preferred Stocks (Cost $93,645)	29,179

	Preferred Stocks (2.2%)
	Internet & Catalog Retail (1.3%)
1,969	Flipkart Online Services Pvt Ltd., Series D (India) (a)(d)(e)(f) (acquisition cost - $45,183; acquired 10/04/13)	257,939

	Software (0.9%)
14,953	Palantir Technologies, Inc., Series G (a)(d)(e)(f) (acquisition cost - $45,756; acquired 07/19/12)	132,932
3,398	Palantir Technologies, Inc., Series H (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	30,209

3,398	Palantir Technologies, Inc., Series H1 (a)(d)(e)(f) (acquisition cost - $11,927; acquired 10/25/13)	30,208
		193,349
	Total Preferred Stocks (Cost $114,793)	451,288

NUMBER OF SHARES (000)
Short-Term Investments (4.8%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.3%)
260	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class (g)	259,519

PRINCIPAL AMOUNT (000)		VALUE
	Repurchase Agreements (0.2%)
$12	BNP Paribas Securities Corp. (0.10%, dated 03/31/15, due 04/01/15; proceeds $12,148; fully collateralized by various U.S. Government obligations; 2.13% - 2.75% due 07/31/21 - 11/15/42; valued at $12,391)	12,148
26	Merrill Lynch & Co., Inc. (0.18%, dated 03/31/15, due 04/01/15; proceeds $26,032; fully collateralized by various Common Stocks, a Exchange Traded Fund and various Corporate Bonds; 5.80% - 7.63% due 02/01/23 - 09/25/23; valued at $28,127)	26,032
		38,180
	Total Securities held as Collateral on Loaned Securities (Cost $297,699)	297,699

NUMBER OF SHARES (000)
	Investment Company (3.3%)
682	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (g) (Cost $682,479)		682,479
	Total Short-Term Investments (Cost $980,178)		980,178

	Total Investments (Cost $16,363,196) (h)(i)	101.7%	20,807,960
	Liabilities in Excess of Other Assets	(1.7)	(340,269)
	Net Assets	100.0%	$20,467,691

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

All or a portion of this security was on loan. The value of loaned securities and related collateral outstanding at March 31, 2015 were $294,640 and $302,606, respectively. The Portfolio received cash collateral of $298,971, of which $297,699 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio - Institutional Class as reported in the Portfolio of Investments. At March 31, 2015, there was uninvested cash collateral of $1,272, which is not reflected in the Portfolio of Investments. The remaining collateral of $3,635 was received in the form of U.S. Government obligations, which the Portfolio cannot sell or re-pledge and accordingly are not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Illiquid security.

(e)

Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules (“restricted security”). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Portfolio has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at March 31, 2015 amounts to $1,090,188 and represents 5.3% of net assets.

(f)

At March 31, 2015, the Portfolio held fair valued securities valued at $1,090,188, representing 5.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(g)

The Portfolio invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Portfolio are reduced by an amount equal to the advisory and administrative service fees paid by the Portfolio due to its investment in the Liquidity Funds. For the three months ended March 31, 2015, advisory fees paid were reduced by $132 relating to the Portfolio’s investment in the Liquidity Funds.

(h)

The fair value and percentage of net assets, $105,672 and 0.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(i)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Select Dimensions - Mid Cap Growth Portfolio

Summary of Investments • March 31, 2015 (unaudited)

INDUSTRY	VALUE		PERCENT OF TOTAL INVESTMENTS
Internet Software & Services	$3,526,120		17.2%
Software	2,757,421		13.4
Diversified Financial Services	1,219,432		5.9
Pharmaceuticals	1,183,371		5.8
Food Products	1,172,001		5.7
Life Sciences Tools & Services	1,069,658		5.2
Internet & Catalog Retail	1,033,215		5.0
Hotels, Restaurants & Leisure	978,561		4.8
Information Technology Services	941,520		4.6
Professional Services	918,303		4.5
Health Care Equipment & Supplies	909,559		4.4
Textiles, Apparel & Luxury Goods	817,402		4.0
Investment Company	682,479		3.3
Automobiles	617,278		3.0
Health Care Technology	560,417		2.7
Biotechnology	476,479		2.3
Media	320,065		1.6
Beverages	241,914		1.2
Communications Equipment	240,009		1.2
Commercial Services & Supplies	217,245		1.1
Aerospace & Defense	207,565		1.0
Machinery	199,130		1.0
Tech Hardware, Storage & Peripherals	125,890		0.6
Electrical Equipment	95,227		0.5
	$20,510,261	++	100.0%

++ Does not reflect the value of securities held as collateral on loaned securities.

Morgan Stanley Select Dimensions Investment Series

Notes to Portfolio of Investments • March 31, 2015 (unaudited)

Valuation of Investments - Money Market: Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. The remaining Portfolio: (1) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the New York Stock Exchange (“NYSE”); (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price).  If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between their latest bid and asked price. Unlisted options are valued by an outside pricing service approved by the Trustees or quotes from a broker or dealer;  (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have the ultimate responsibility of determining the fair value of the investments. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Money Market
Assets:
Repurchase Agreements	$—	$19,950,000	$—	$19,950,000
Certificates of Deposit	—	7,499,994	—	7,499,994
Floating Rate Notes	—	6,749,997	—	6,749,997
Extendible Floating Rate Notes	—	5,249,967	—	5,249,967
Commercial Paper	—	2,949,528	—	2,949,528
Corporate Bond	—	251,891	—	251,891
Total Assets	$—	$42,651,377	$—	$42,651,377

The following is a summary of the inputs used to value the Portfolio’s investments as of March 31, 2015.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Mid Cap Growth
Assets:
Common Stocks
Aerospace & Defense	$207,565	$—	$—	$207,565
Automobiles	617,278	—	—	617,278
Beverages	241,914	—	—	241,914
Biotechnology	476,479	—	—	476,479
Commercial Services & Supplies	217,245	—	—	217,245
Communications Equipment	240,009	—	—	240,009
Diversified Financial Services	1,219,432	—	—	1,219,432
Electrical Equipment	95,227	—	—	95,227
Food Products	1,172,001	—	—	1,172,001
Health Care Equipment & Supplies	909,559	—	—	909,559
Health Care Technology	560,417	—	—	560,417
Hotels, Restaurants & Leisure	978,561	—	—	978,561
Information Technology Services	941,520	—	—	941,520
Internet & Catalog Retail	668,556	105,672	—	774,228
Internet Software & Services	3,208,333	—	289,656	3,497,989
Life Sciences Tools & Services	1,069,658	—	—	1,069,658
Machinery	199,130	—	—	199,130
Media	—	—	320,065	320,065
Pharmaceuticals	1,183,371	—	—	1,183,371
Professional Services	918,303	—	—	918,303
Software	2,564,072	—	—	2,564,072
Tech Hardware, Storage & Peripherals	125,890	—	—	125,890
Textiles, Apparel & Luxury Goods	817,402	—	—	817,402
Total Common Stocks	18,631,922	105,672	609,721	19,347,315
Convertible Preferred Stocks	—	—	29,179	29,179
Preferred Stocks	—	—	451,288	451,288
Short-Term Investments
Investment Company	941,998	—	—	941,998
Repurchase Agreements	—	38,180	—	38,180
Total Short-Term Investments	941,998	38,180	—	980,178
Total Assets	$19,573,920	$143,852	$1,090,188	$20,807,960

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Mid Cap Growth	Common Stocks	Convertible Preferred Stocks	Preferred Stocks
Beginning Balance	$610,957	$29,299	$410,235
Purchases	—	—	—
Sales	—	—	—
Amortization of discount	—	—	—
Transfers in	—	—	—
Transfers out	—	—	—
Corporate actions	—	—	—
Change in unrealized appreciation (depreciation)	(1,236)	(120)	41,053
Realized gains (losses)	—	—	—
Ending Balance	$609,721	$29,179	$451,288

Net change in unrealized appreciation (depreciation) from investments still held as March 31, 2015	$(1,236)	$(120)	$41,053

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2015.  Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

										Impact to
	Fair Value at	Valuation	Unobservable					Selected Value/		Valuation from an
Mid Cap Growth	March 31, 2015	Technique	Input	Range				Weighted Average		Increase in Input
Internet & Catalog Retail
Convertible Preferred Stock	$1,048	Market Transaction Method	Escrow Cash Receivable from Liquidation	$0.43		$0.43		$0.43		Increase

Preferred Stock	$257,939	Market Transaction Method	Issuance Price of Financing	$119.76		$119.76		$119.76		Increase
			Issuance Price of Pending Financing	$142.24		$142.24		$142.24		Increase

Internet Software & Services
Common Stock	$289,656	Market Transaction Method	Third Party Tender Offer/Series C Preferred	$19.10		$19.10		$19.10		Increase
Convertible Preferred Stock	$28,131	Discounted Cash Flow	Weighted Average Cost of Capital	16.0%		18.0%		17.0%		Decrease
			Perpetual Growth Rate	2.5%		3.5%		3.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	8.9	x	18.6	x	13.2	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Media
Common Stock	$320,065	Market Transaction Method	Precedent Transaction	$2,119.29		$2,119.29		$2,119.29		Increase
		Discounted Cash Flow	Weighted Average Cost of Capital	14.0%		16.0%		15.0%		Decrease
			Perpetual Growth Rate	3.0%		5.0%		4.0%		Increase
		Market Comparable Companies	Enterprise Value/Revenue	3.4	x	8.3	x	5.8	x	Increase
			Discount for Lack of Marketability	15.0%		15.0%		15.0%		Decrease

Software
Preferred Stocks	$193,349	Market Transaction Method	Issuance Price at Closing of Financing	$8.89		$8.89		$8.89		Increase

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2015, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Select Dimensions Investment Series

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 20, 2015

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 20, 2015